Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 92,104	$ 111,398
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 75,283	$ 104,349
Long-lived assets (as a percent)	81.70%	93.60%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 6,141	$ 4,747
Long-lived assets (as a percent)	6.70%	4.30%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 10,680	$ 2,302
Long-lived assets (as a percent)	11.60%	2.10%